Summary of Significant Accounting Policies, Fair Value Measurements (FY) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Assets measured at fair value	$ 0	$ 0
Liabilities measured at fair value	$ 0	$ 0